Income Taxes - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
Operating Loss Carryforwards [Line Items]
Excess tax expense (benefits) related to stock-based compensation	$ (143)	$ (183)	$ (32)
Valuation allowance	290	227
Increase (decrease) in valuation allowance	63	(8)
Unrecognized tax benefits	394	327	246	$ 216
Favorable net impact to income tax expense due to recognition of tax benefits	276
Long term income tax receivable	61	66
Domestic Country
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	54
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Excess tax expense (benefits) related to stock-based compensation	23	$ 30	$ 6
Valuation allowance	6
Operating loss carryforwards	137
Deferred tax asset net operating loss carryforward	9
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	18
Research Tax Credit Carryforward | State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Deferred tax assets, tax credit carryforwards	$ 426